Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2020
Entity Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust II
Entity Central Index Key	dei_EntityCentralIndexKey	0001587982
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 09, 2021
Document Effective Date	dei_DocumentEffectiveDate	Apr. 09, 2021
Prospectus Date	rr_ProspectusDate	Jan. 25, 2021
AXS Market Neutral Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AXS Market Neutral Fund

Investor Class: COGMX

Class I: COGIX

A series of Investment Managers Series Trust II

Supplement dated April 9, 2021, to the

Summary Prospectus dated March 5, 2021.

Effective immediately, the “Asset Segregation Risk” disclosure under the “Principal Risks of Investing” section of the Summary Prospectus is deleted in its entirety and replaced with the following:

Asset segregation risk. As a series of an investment company registered with the SEC, the Fund must segregate liquid assets, or engage in other measures to “cover” open positions with respect to short sales. The Fund may incur losses on leveraged investments (including the entire amount of the Fund’s investment in such investments) even if they are covered.

Effective immediately, the “Average Annual Total Returns” table on page 6 of the Summary Prospectus is deleted and replaced with the following:

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2020)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I Shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I Shares.
Supplement Closing	axs_SupplementClosingTextBlock	Please file this Supplement with your records.
AXS Market Neutral Fund | S&P 500® Total Return Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%	[1]
5 Years	rr_AverageAnnualReturnYear05	15.20%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	15.17%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012	[1]
AXS Market Neutral Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.41%)
5 Years	rr_AverageAnnualReturnYear05	0.68%
Since Inception	rr_AverageAnnualReturnSinceInception	2.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012
AXS Market Neutral Fund | Class I Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.41%)	[2]
5 Years	rr_AverageAnnualReturnYear05	0.60%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.69%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012	[2]
AXS Market Neutral Fund | Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.61%)	[2]
5 Years	rr_AverageAnnualReturnYear05	0.52%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.68%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012	[2]
AXS Market Neutral Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.59%)
5 Years	rr_AverageAnnualReturnYear05	0.44%
Since Inception	rr_AverageAnnualReturnSinceInception	2.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012

[1]	The S&P 500® Total Return Index is an unmanaged index of 500 common stocks chosen for the market size, liquidity and industry group representation. It is a market-value weighted index.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I Shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I Shares.